ORGANIZATION AND BUSINESS OPERATIONS (Details)	Dec. 31, 2025 class subsidiary
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of classes of ordinary shares | class	2
Number of wholly owned subsidiaries | subsidiary	3